Shareholder Report, Holdings (Details) - C000048969 [Member]	Feb. 28, 2025
Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%
A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%